19. OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2018
Other Financial Liabilities
19. OTHER FINANCIAL LIABILITIES

As of December 31, 2018 and 2017, other financial liabilities are detailed as follows:

	Current		Non-current
	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2018	2017	2018	2017
Not guaranteed	ThCh$	ThCh$	ThCh$	ThCh$
Loans from financial institutions	109,718,013	113,957,750	28,337,933	25,959,595
Bonds payable and promissory notes	10,651,813	23,144,728	147,017,554	98,259,850
Finance lease	80,420	37,037	393,106	460,338
Hedge derivatives (*)	7,823,630	3,257,209	15,461,024	3,130,342
Non-hedge derivatives (**)	948,145	55,759	—	—
Total	129,222,021	140,452,483	191,209,617	127,810,125

(*) Please refer to Note 18.1

(**) Please refer to Note 20

a)	Loans from financial entities (non-derivatives), current as of December 31, 2018

										Maturity
											More than 90
Debtor		Debtor	Tax ID No. of		Creditor	Currency or	Type of	Effective	Nominal	Up to 90 days	days to 1 year	Total
taxpayer ID	Name of debtor	country	creditor entity	Creditor name	country	adjustment unit	amortization	rate	rate	ThCh$	ThCh$	ThCh$
99.527.300-4	Southern Brewing Company S.	Chile	97.004.000-5	Banco de Chile	Chile	Chilean peso	At maturity	5.31%	5.31%	125,259	240,605	365,864
99.527.300-4	Southern Brewing Company S.	Chile	97.030.000-7	Banco del Estado de Chile	Chile	Chilean peso	At maturity	4.88%	4.88%	285,278	899,571	1,184,849
99.527.300-4	Southern Brewing Company S.	Chile	97.006.000-6	Banco de credito e inversiones	Chile	Chilean peso	At maturity	3.96%	3.96%	136,778	—	136,778
99.527.300-4	Southern Brewing Company S.	Chile	97.053.000-2	Banco Security S.A.	Chile	Chilean peso	Monthly	5.99%	5.99%	5,814	17,965	23,779
99.527.300-4	Southern Brewing Company S.	Chile	97.053.000-2	Banco Security S.A.	Chile	UF	Monthly	4.65%	4.65%	12,432	41,679	54,111
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US Dollar	At maturity	2.19%	2.19%	16,387,559	—	16,387,559
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.951.000-4	HSBC Banck Chile	Chile	US Dollar	At maturity	1.90%	1.90%	7,098,774	—	7,098,774
86.326.300-K	Viña Cono Sur S.A.	Chile	97.004.000-5	Banco de Chile	Chile	Chilean peso	At maturity	3.17%	3.17%	3,688,387	—	3,688,387
86.326.300-K	Viña Cono Sur S.A.	Chile	97.030.000-7	Banco del Estado de Chile	Chile	US Dollar	At maturity	2.91%	2.91%	2,841,755	—	2,841,755
86.326.300-K	Viña Cono Sur S.A.	Chile	97.032.000-0	Banco BBVA Chile	Chile	Chilean peso	At maturity	3.31%	3.31%	228,022	10,000,000	10,228,022
0-E	Fetzer Vineyards, Inc.	USA	97.030.000-7	Banco del Estado de Chile	USA	US Dollar	Semiannual	3.12%	3.12%	—	6,954,625	6,954,625
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Credicoop	Argentina	US Dollar	Quarterly	2.75%	2.75%	3,706	3,473,850	3,477,556
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco San Juan	Argentina	Argentine peso	Quarterly	17.00%	17.00%	38,657	121,825	160,482
0-E	Trivento B. y Viñedos S. A.	Argentina	97.032.000-0	Banco BBVA Chile	Argentina	US Dollar	At maturity	2.60%	2.60%	3,633,103	2,463,967	6,097,070
0-E	Trivento B. y Viñedos S. A.	Argentina	97.080.000-K	BANCO BICE	Argentina	US Dollar	At maturity	2.15%	2.15%	1,049,828	—	1,049,828
0-E	VCT & DG México S.A.	Mexico	0-E	Banco Banamex	Mexico	Mexican peso	At maturity	9.75%	10.50%	2,647,500	—	2,647,500
0-E	VCT Brasil Imp. Y Export. Ltda.	Brasil	0-E	Banco Citibank Brasil	Brasil	Brazilian Real	At maturity	10.12%	10.12%	—	913,853	913,853
0-E	VCT Brasil Imp. Y Export. Ltda.	Brasil	0-E	Banco Itau BBA S.A	Brasil	Brazilian Real	At maturity	13.89%	11.00%	—	3,702,809	3,702,809
0-E	VCT USA, Inc.	USA	0-E	Banco del Estado de Chile, New York Branch	USA	US Dollar	At maturity	2.68%	3.10%	25,074,502	4,168,620	29,243,122
0-E	VCT USA, Inc.	USA	0-E	Banco BCI Miami	USA	US Dollar	At maturity	2.89%	2.89%	86,967	13,374,323	13,461,290
Balances to date										63,344,321	46,373,692	109,718,013

b)	Loans from financial entities (non-derivatives), non-current as of December 31, 2018.

										Maturities
														More
Debtor		Debtor	Creditor		Creditor	Currency or	Type of	Effective	Nominal	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	than 5 years	Total
taxpayer ID	Name of debtor	country	taxpayer ID	Creditor name	country	adjustment unit	amortization	rate	rate	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
99.527.300-4	Southern Brewing Company S.A.	Chile	97.053.000-2	Banco Security S.A.	Chile	Chilean peso	Monthly	7.32%	7.32%	25,582	27,570	29,688	31,967	1,428	116,235
99.527.300-4	Southern Brewing Company S.A.	Chile	97.053.000-2	Banco Security S.A.	Chile	UF	At maturity	3.88%	3.88%	192,411	—	—	—	—	192,411
99.527.300-4	Southern Brewing Company S.A.	Chile	97.053.000-2	Banco Security S.A.	Chile	UF	Monthly	4.27%	4.27%	55,572	73,261	74,868	74,869	230,846	509,416
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco San Juan	Argentina	Argentine peso	Quarterly	17.00%	17.00%	155,052	95,096	—	—	—	250,148
0-E	VCT USA, Inc.	EE.UU.	0-E	Banco del Estado de Chile, New	USA	US dollar	At maturity	2.52%	0.03%	27,269,723	—	—	—	—	27,269,723
Balances to date										27,698,340	195,927	104,556	106,836	232,274	28,337,933

c)	Loans from financial entities (non-derivatives), current as of December 31, 2017.

										Maturity
											More than 90
										Up to 90	days to 1
Debtor		Debtor	Tax ID No. of		Creditor	Currency or	Type of	Effective	Nominal	days	year	Total
taxpayer ID	Name of debtor	country	creditor entity	Creditor name	country	adjustment unit	amortization	rate	rate	ThCh$	ThCh$	ThCh$
99.527.300-4	Southern Brewing Company	S.A. Chile	97.004.000-5	Banco de Chile	Chile	Chilean peso	At maturity	5.50%	5.50%	50,552	—	50,552
99.527.300-4	Southern Brewing Company	S.A. Chile	97.030.000-7	Banco del Estado de Chile	Chile	Chilean peso	At maturity	4.62%	4.62%	981,479	—	981,479
99.527.300-4	Southern Brewing Company	S.A. Chile	97.053.000-2	Banco Security S.A.	Chile	Chilean peso	At maturity	6.52%	6.52%	150,510	—	150,510
99.527.300-4	Southern Brewing Company	S.A. Chile	97.053.000-2	Banco Security S.A.	Chile	UF	At maturity	4.17%	4.17%	4,742	—	4,742
99.527.300-4	Southern Brewing Company	S.A. Chile	99.500.410-0	Banco Consorcio	Chile	Chilean peso	At maturity	5.46%	5.46%	218,647	—	218,647
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	Chilean peso	At maturity	3.16%	3.16%	105,759	5,000,000	5,105,759
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.006.000-6	Banco de Credito e Inversiones	Chile	Chilean peso	At maturity	3.02%	3.02%	83,469	5,000,000	5,083,469
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US Dollar	At maturity	1.83%	1.83%	174,216	12,295,000	12,469,216
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.030.000-7	Banco del Estado de Chile	Netherlands	Chilean peso	Semiannual	5.61%	5.28%	702,808	—	702,808
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.032.000-0	Banco BBVA Chile	Chile	US Dollar	At maturity	1.65%	1.65%	69,877	6,147,500	6,217,377
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.951.000-4	HSBC Banck Chile	Chile	US Dollar	At maturity	1.90%	1.90%	15,249	—	15,249
86.326.300-K	Viña Cono Sur S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US Dollar	At maturity	1.60%	1.60%	6,223,872	—	6,223,872
86.326.300-K	Viña Cono Sur S.A.	Chile	97.032.000-0	Banco BBVA Chile	Chile	Chilean peso	At maturity	3.09%	3.09%	10,003,433	—	10,003,433
0-E	Fetzer Vineyards, Inc.	USA	97.030.000-7	Banco del Estado de Chile	Chile	US Dollar	At maturity	2.06%	2.06%	7,037	6,454,875	6,461,912
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco BBVA Argentina	Argentina	US Dollar	At maturity	1.56%	1.56%	1,291,331	1,789,200	3,080,531
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco BBVA Argentina	Argentina	Argentine peso	Annual	21.80%	21.80%	581,325	—	581,325
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Citibank S.A	Argentina	Argentine peso	At maturity	30.00%	30.00%	187	—	187
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Credicoop	Argentina	US Dollar	At maturity	1.85%	1.85%	984,861	922,605	1,907,466
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Credicoop	Argentina	Argentine peso	Semiannual	27.30%	27.30%	3,395	168,118	171,513
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	Argentine peso	Annual	19.00%	19.00%	—	1,363,310	1,363,310
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Francés	Argentina	Argentine peso	At maturity	30.00%	30.00%	201,302	—	201,302
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco Macro	Argentina	Argentine peso	At maturity	35.00%	35.00%	5,028	—	5,028
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco San Juan	Argentina	Argentine peso	At maturity	30.00%	30.00%	1,423	—	1,423
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco San Juan	Argentina	Argentine peso	Quarterly	17.00%	17.00%	81,433	167,169	248,602
0-E	VCT & DG México S.A.	Mexico	0-E	Banco Banamex	Mexico	Mexican peso	At maturity	1.90%	1.90%	3,277	2,064,519	2,067,796
0-E	VCT Brasil Imp. Y Export. Ltda. Brazil	Brasil	0-E	Banco Citibank S.A	Brazil	Brazilian Real	At maturity	9.30%	9.30%	942,108	—	942,108
0-E	VCT Brasil Imp. Y Export. Ltda. Brazil	Brasil	0-E	Banco Itau BBA S.A	Brazil	Brazilian Real	At maturity	13.89%	13.89%	—	3,849,422	3,849,422
0-E	VCT USA, Inc.	USA	0-E	Banco del Estado de Chile, New York Branch	USA	US Dollar	At maturity	2.20%	2.20%	22,025,658	8,322,470	30,348,128
0-E	VCT USA, Inc.	USA	0-E	Rabobank Nederland, New York Branch	USA	US Dollar	Semiannual	3.81%	3.81%	131,834	15,368,750	15,500,584
Balances to date										45,044,812	68,912,938	113,957,750

d)	Loans from financial entities (non-derivatives), non-current as of December 31, 2017.

									Maturities
													More
		Creditor			Currency or adjustment	Type of		Nominal	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	than 5 years		Total
Name of debtor	Debtor country	taxpayer ID	Creditor name	Creditor country	unit	amortization	Effective rate	rate	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$		ThCh$
99.527.300-4	Southern Brewing Company	S Chile	97.004.000-5	Banco de Chile	Chile	Chilean peso	At maturity	6.96%	6.96%	153,148	—	—	—	—	153,148
99.527.300-4	Southern Brewing Company	S Chile	97.053.000-2	Banco Security S.A.	Chile	Chilean peso	At maturity	7.32%	7.32%	—	—	—	—	163,805	163,805
99.527.300-4	Southern Brewing Company	S Chile	97.053.000-2	Banco Security S.A.	Chile	UF	At maturity	4.17%	4.17%	183,609	—	—	—	778,354	961,963
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US dollar	At maturity	2.19%	2.19%	14,139,250	—	—	—	—	14,139,250
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.951.000-4	HSBC Banck Chile	Chile	US dollar	At maturity	1.90%	1.90%	6,147,500	—	—	—	—	6,147,500
0-E	Trivento B. y Viñedos S. A.	Argentina	0-E	Banco San Juan	Argentina	Argentine peso	Quarterly	17.00%	17.00%	257,982	277,346	170,101	—	—	705,429
0-E	VCT USA, Inc.	USA	0-E	Banco del Estado de Chile, New York	USA	Us dollar	At maturity	2.90%	2.90%	3,688,500	—	—	—	—	3,688,500
Balances to date										24,569,989	277,346	170,101	—	942,159	25,959,595